Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2020 Fund
December 31, 2025
Z20-NPRT3-0226
1.9884237.108
Bond Funds - 54.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	73,816	726,352
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	237,072	1,797,010
Fidelity Series Corporate Bond Fund (a)	160,713	1,523,561
Fidelity Series Emerging Markets Debt Fund (a)	14,987	127,836
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,458	32,989
Fidelity Series Floating Rate High Income Fund (a)	2,618	23,040
Fidelity Series Government Bond Index Fund (a)	276,330	2,547,765
Fidelity Series High Income Fund (a)	2,594	23,110
Fidelity Series International Credit Fund (a)	10	83
Fidelity Series International Developed Markets Bond Index Fund (a)	131,316	1,113,562
Fidelity Series Investment Grade Bond Fund (a)	231,846	2,362,513
Fidelity Series Investment Grade Securitized Fund (a)	158,120	1,443,636
Fidelity Series Long-Term Treasury Bond Index Fund (a)	140,076	755,009
Fidelity Series Real Estate Income Fund (a)	2,253	22,780
TOTAL BOND FUNDS (Cost $12,790,957)		12,499,246

Domestic Equity Funds - 23.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	53,554	1,230,673
Fidelity Series Commodity Strategy Fund (a)	2,690	260,304
Fidelity Series Large Cap Growth Index Fund (a)	26,482	789,698
Fidelity Series Large Cap Stock Fund (a)	30,358	810,561
Fidelity Series Large Cap Value Index Fund (a)	81,563	1,486,902
Fidelity Series Small Cap Core Fund (a)	19,003	256,917
Fidelity Series Small Cap Opportunities Fund (a)	9,114	147,832
Fidelity Series Value Discovery Fund (a)	31,289	532,849
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,683,734)		5,515,736

International Equity Funds - 20.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	23,664	467,369
Fidelity Series Emerging Markets Fund (a)	25,973	304,922
Fidelity Series Emerging Markets Opportunities Fund (a)	49,375	1,217,088
Fidelity Series International Growth Fund (a)	38,695	739,452
Fidelity Series International Index Fund (a)	18,443	278,673
Fidelity Series International Small Cap Fund (a)	15,251	272,843
Fidelity Series International Value Fund (a)	47,857	746,570
Fidelity Series Overseas Fund (a)	49,557	739,886
Fidelity Series Select International Small Cap Fund (a)	1,585	21,905
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,467,287)		4,788,708

Short-Term Funds - 0.9%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $201,261)	20,222	201,412

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $86,451)	3.84	86,451	86,451

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $20,229,690)	23,091,553
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	23,091,553

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	994,349	350,245	607,295	28,284	1,309	(12,256)	726,352	73,816
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,298,110	313,651	773,070	83,455	(97,264)	55,583	1,797,010	237,072
Fidelity Series Blue Chip Growth Fund	1,553,851	176,220	926,103	49,182	271,200	155,505	1,230,673	53,554
Fidelity Series Canada Fund	430,492	140,334	194,864	9,664	26,527	64,880	467,369	23,664
Fidelity Series Commodity Strategy Fund	65,388	218,216	26,745	2,439	(3,961)	7,406	260,304	2,690
Fidelity Series Corporate Bond Fund	1,723,581	375,221	603,949	58,300	1,282	27,426	1,523,561	160,713
Fidelity Series Emerging Markets Debt Fund	154,749	15,056	51,454	6,568	2,723	6,762	127,836	14,987
Fidelity Series Emerging Markets Debt Local Currency Fund	40,394	3,816	14,169	2,157	1,583	1,365	32,989	3,458
Fidelity Series Emerging Markets Fund	430,026	79,128	294,951	7,722	38,895	51,824	304,922	25,973
Fidelity Series Emerging Markets Opportunities Fund	1,721,093	338,449	1,209,442	32,172	180,189	186,799	1,217,088	49,375
Fidelity Series Floating Rate High Income Fund	28,411	4,288	9,546	1,539	(80)	(33)	23,040	2,618
Fidelity Series Government Bond Index Fund	2,793,483	733,274	986,054	75,755	(18,860)	25,922	2,547,765	276,330
Fidelity Series Government Money Market Fund	5,152	479,517	398,218	3,245	-	-	86,451	86,451
Fidelity Series High Income Fund	28,259	3,291	9,546	1,411	232	874	23,110	2,594
Fidelity Series International Credit Fund	79	4	-	4	-	-	83	10
Fidelity Series International Developed Markets Bond Index Fund	1,412,016	217,304	501,956	46,220	(6,815)	(6,987)	1,113,562	131,316
Fidelity Series International Growth Fund	999,199	207,140	566,905	58,412	122,003	(21,985)	739,452	38,695
Fidelity Series International Index Fund	385,954	62,606	236,422	9,350	55,836	10,699	278,673	18,443
Fidelity Series International Small Cap Fund	374,468	42,672	185,018	37,358	32,119	8,602	272,843	15,251
Fidelity Series International Value Fund	1,034,434	197,291	653,061	75,305	192,859	(24,953)	746,570	47,857
Fidelity Series Investment Grade Bond Fund	2,651,648	605,037	923,375	81,070	(9,589)	38,792	2,362,513	231,846
Fidelity Series Investment Grade Securitized Fund	1,667,662	322,487	571,856	53,267	(11,397)	36,740	1,443,636	158,120
Fidelity Series Large Cap Growth Index Fund	999,556	94,231	554,136	8,105	187,748	62,299	789,698	26,482
Fidelity Series Large Cap Stock Fund	922,812	224,797	494,930	79,906	80,632	77,250	810,561	30,358
Fidelity Series Large Cap Value Index Fund	1,898,675	365,125	935,341	51,825	108,594	49,849	1,486,902	81,563
Fidelity Series Long-Term Treasury Bond Index Fund	1,261,427	166,322	644,975	28,641	(109,897)	82,132	755,009	140,076
Fidelity Series Overseas Fund	1,013,786	208,141	562,606	61,557	142,948	(62,383)	739,886	49,557
Fidelity Series Real Estate Income Fund	28,308	3,742	9,655	1,205	(386)	771	22,780	2,253
Fidelity Series Select International Small Cap Fund	5,129	17,057	4,171	671	445	3,445	21,905	1,585
Fidelity Series Small Cap Core Fund	436,049	11,098	272,859	2,165	3,506	79,123	256,917	19,003
Fidelity Series Small Cap Opportunities Fund	193,889	11,839	92,753	6,959	15,860	18,997	147,832	9,114
Fidelity Series Treasury Bill Index Fund	25,926	750,632	575,350	8,024	54	150	201,412	20,222
Fidelity Series Value Discovery Fund	681,486	136,908	336,278	30,337	17,697	33,036	532,849	31,289
	28,259,841	6,875,139	14,227,053	1,002,274	1,225,992	957,634	23,091,553

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.